Schedule of Investments (unaudited)	iShares® ESG Screened S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)	1,937	$304,109
Curtiss-Wright Corp.	1,158	160,580
Hexcel Corp.(a)	2,476	128,257
Mercury Systems Inc.(a)	1,693	93,216
		686,162
Air Freight & Logistics — 0.4%
GXO Logistics Inc.(a)(b)	2,909	264,224

Airlines — 0.2%
JetBlue Airways Corp.(a)	9,383	133,614

Auto Components — 1.9%
Adient PLC(a)	2,779	133,058
Dana Inc.	4,241	96,780
Fox Factory Holding Corp.(a)	1,243	211,434
Gentex Corp.	6,978	243,183
Goodyear Tire & Rubber Co. (The)(a)	8,290	176,743
Lear Corp.	1,759	321,809
Visteon Corp.(a)	842	93,580
		1,276,587
Automobiles — 0.5%
Harley-Davidson Inc.	4,540	171,113
Thor Industries Inc.	1,639	170,079
		341,192
Banks — 6.7%
Associated Banc-Corp.	4,428	100,029
Bank of Hawaii Corp.	1,218	102,020
Bank OZK	3,567	165,973
Cadence Bank	4,944	147,282
Cathay General Bancorp.	2,278	97,931
CIT Group Inc.	2,926	150,221
Commerce Bancshares Inc.	3,276	225,192
Cullen/Frost Bankers Inc.	1,673	210,915
East West Bancorp. Inc.	4,187	329,433
First Financial Bankshares Inc.	3,783	192,328
First Horizon Corp.	15,955	260,545
FNB Corp.	9,410	114,143
Fulton Financial Corp.	4,759	80,903
Glacier Bancorp. Inc.	3,200	181,440
Hancock Whitney Corp.	2,562	128,151
Home BancShares Inc./AR	4,541	110,573
International Bancshares Corp.	1,612	68,333
PacWest Bancorp.	3,460	156,288
Pinnacle Financial Partners Inc.	2,246	214,493
Prosperity Bancshares Inc.	2,720	196,656
Sterling Bancorp./DE	5,685	146,616
Synovus Financial Corp.	4,294	205,554
Texas Capital Bancshares Inc.(a)	1,528	92,062
UMB Financial Corp.	1,294	137,306
Umpqua Holdings Corp.	6,392	122,982
United Bankshares Inc./WV	4,022	145,918
Valley National Bancorp.	12,007	165,096
Webster Financial Corp.	2,672	149,205
Wintrust Financial Corp.	1,682	152,759
		4,550,347
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	277	139,913
Security	Shares	Value

Biotechnology — 1.6%
Arrowhead Pharmaceuticals Inc.(a)	3,076	$203,939
Exelixis Inc.(a)	9,336	170,662
Halozyme Therapeutics Inc.(a)	4,154	167,032
Neurocrine Biosciences Inc.(a)	2,799	238,391
United Therapeutics Corp.(a)	1,329	287,170
		1,067,194
Building Products — 3.1%
Builders FirstSource Inc.(a)	5,650	484,261
Carlisle Companies Inc.	1,543	382,849
Lennox International Inc.	993	322,089
Owens Corning	2,965	268,333
Simpson Manufacturing Co. Inc.	1,282	178,288
Trex Co. Inc.(a)	3,396	458,562
		2,094,382
Capital Markets — 2.2%
Affiliated Managers Group Inc.	1,199	197,247
Evercore Inc., Class A	1,151	156,363
Federated Hermes Inc.	2,858	107,404
Interactive Brokers Group Inc., Class A	2,578	204,745
Janus Henderson Group PLC	5,033	211,084
Jefferies Financial Group Inc.	5,797	224,924
SEI Investments Co.	3,127	190,559
Stifel Financial Corp.	3,072	216,330
		1,508,656
Chemicals — 2.5%
Ashland Global Holdings Inc.	1,667	179,469
Avient Corp.	2,699	151,009
Cabot Corp.	1,674	94,079
Chemours Co. (The)	4,808	161,357
Ingevity Corp.(a)	1,159	83,100
Minerals Technologies Inc.	982	71,833
NewMarket Corp.	204	69,915
RPM International Inc.	3,827	386,527
Scotts Miracle-Gro Co. (The)	1,202	193,522
Sensient Technologies Corp.	1,240	124,074
Valvoline Inc.	5,333	198,868
		1,713,753
Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	1,450	95,077
Clean Harbors Inc.(a)	1,477	147,360
Herman Miller Inc.	2,274	89,118
IAA Inc.(a)(b)	3,979	201,417
MSA Safety Inc.	1,076	162,433
Stericycle Inc.(a)(b)	2,710	161,624
Tetra Tech Inc.	1,596	271,001
		1,128,030
Communications Equipment — 1.0%
Ciena Corp.(a)	4,572	351,907
Lumentum Holdings Inc.(a)	2,133	225,607
Viasat Inc.(a)	2,167	96,518
		674,032
Construction & Engineering — 1.4%
AECOM(a)	4,250	328,738
Dycom Industries Inc.(a)	890	83,446
EMCOR Group Inc.	1,575	200,639
MasTec Inc.(a)	1,688	155,769
Valmont Industries Inc.	626	156,813
		925,405

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.3%
Eagle Materials Inc.	1,200	$199,752

Consumer Finance — 0.5%
Navient Corp.	4,756	100,922
PROG Holdings Inc.	1,674	75,514
SLM Corp.	8,650	170,146
		346,582
Containers & Packaging — 0.8%
AptarGroup Inc.	1,943	237,978
Greif Inc., Class A, NVS	802	48,417
Silgan Holdings Inc.	2,533	108,514
Sonoco Products Co.	2,901	167,939
		562,848
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	117	73,690
Grand Canyon Education Inc.(a)	1,179	101,052
H&R Block Inc.	5,182	122,088
Service Corp. International	4,866	345,437
		642,267
Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)	3,900	161,031

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	3,225	133,838

Electrical Equipment — 2.0%
Acuity Brands Inc.	1,030	218,072
EnerSys	1,236	97,718
Hubbell Inc.	1,606	334,482
Nvent Electric PLC	4,964	188,632
Regal Rexnord Corp.	1,999	340,190
Sunrun Inc.(a)	6,108	209,504
		1,388,598
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics Inc.(a)	2,055	275,925
Avnet Inc.	2,928	120,722
Belden Inc.	1,355	89,064
Cognex Corp.	5,216	405,596
Coherent Inc.(a)	724	192,975
II-VI Inc.(a)	3,155	215,581
Jabil Inc.	4,229	297,510
Littelfuse Inc.	727	228,772
National Instruments Corp.	3,891	169,920
TD SYNNEX Corp.	1,218	139,291
Vishay Intertechnology Inc.	3,916	85,643
Vontier Corp.	4,989	153,312
		2,374,311
Energy Equipment & Services — 0.4%
ChampionX Corp.(a)	5,962	120,492
NOV Inc.	11,527	156,191
		276,683
Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	1,320	65,129

Equity Real Estate Investment Trusts (REITs) — 10.5%
American Campus Communities Inc.	4,106	235,233
Apartment Income REIT Corp.	4,632	253,231
Brixmor Property Group Inc.	8,762	222,642
Camden Property Trust	3,015	538,720
Corporate Office Properties Trust	3,302	92,357
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties Inc.	4,387	$176,708
CyrusOne Inc.	3,745	336,001
Douglas Emmett Inc.	5,178	173,463
EastGroup Properties Inc.	1,200	273,420
EPR Properties	2,200	104,478
First Industrial Realty Trust Inc.	3,844	254,473
Healthcare Realty Trust Inc.	4,395	139,058
Highwoods Properties Inc.	3,080	137,337
Hudson Pacific Properties Inc.	4,605	113,790
JBG SMITH Properties	3,357	96,380
Kilroy Realty Corp.	3,092	205,494
Kite Realty Group Trust	6,463	140,764
Lamar Advertising Co., Class A	2,561	310,649
Life Storage Inc.	2,420	370,696
Macerich Co. (The)	6,432	111,145
Medical Properties Trust Inc.	17,594	415,746
National Retail Properties Inc.	5,182	249,099
National Storage Affiliates Trust	2,418	167,326
Omega Healthcare Investors Inc.	7,050	208,610
Park Hotels & Resorts Inc.(a)	6,977	131,726
Pebblebrook Hotel Trust.	3,863	86,415
Physicians Realty Trust	6,565	123,619
PotlatchDeltic Corp.	1,980	119,236
PS Business Parks Inc.	593	109,213
Rayonier Inc.	4,267	172,216
Rexford Industrial Realty Inc.	4,470	362,562
Sabra Health Care REIT Inc.	6,747	91,354
SL Green Realty Corp.	1,969	141,177
Spirit Realty Capital Inc.	3,638	175,315
STORE Capital Corp.	7,241	249,090
Urban Edge Properties	3,320	63,080
		7,151,823
Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings Inc.(a)	4,029	269,822
Grocery Outlet Holding Corp.(a)	2,578	72,906
Sprouts Farmers Market Inc.(a)	3,313	98,330
		441,058
Food Products — 1.8%
Darling Ingredients Inc.(a)	4,774	330,791
Flowers Foods Inc.	5,863	161,057
Hain Celestial Group Inc. (The)(a)	2,740	116,751
Ingredion Inc.	1,963	189,704
Lancaster Colony Corp.	585	96,876
Pilgrim’s Pride Corp.(a)	1,470	41,454
Post Holdings Inc.(a)	1,727	194,685
Sanderson Farms Inc.	626	119,616
		1,250,934
Gas Utilities — 1.1%
New Jersey Resources Corp.	2,913	119,608
ONE Gas Inc.	1,617	125,463
Southwest Gas Holdings Inc.	1,785	125,039
Spire Inc.	1,525	99,460
UGI Corp.	6,169	283,219
		752,789
Health Care Equipment & Supplies — 3.2%
Globus Medical Inc., Class A(a)	2,365	170,753
Haemonetics Corp.(a)	1,508	79,984
ICU Medical Inc.(a)	589	139,793
Integra LifeSciences Holdings Corp.(a)	2,149	143,961

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)	1,571	$137,353
Masimo Corp.(a)	1,499	438,877
Neogen Corp.(a)	3,172	144,040
NuVasive Inc.(a)	1,558	81,764
Penumbra Inc.(a)	1,037	297,951
Quidel Corp.(a)	1,119	151,054
STAAR Surgical Co.(a)	1,432	130,742
Tandem Diabetes Care Inc.(a)	1,875	282,225
		2,198,497
Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)	2,654	161,098
Amedisys Inc.(a)	961	155,567
Chemed Corp.	454	240,184
Encompass Health Corp.	2,936	191,603
HealthEquity Inc.(a)	2,464	109,007
LHC Group Inc.(a)	935	128,310
Molina Healthcare Inc.(a)	1,722	547,734
Option Care Health Inc.(a)	4,087	116,234
Patterson Companies Inc.	2,603	76,398
Progyny Inc.(a)	2,078	104,627
R1 RCM Inc.(a)	3,931	100,201
Tenet Healthcare Corp.(a)	3,160	258,141
		2,189,104
Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp.(a)	2,420	158,679
Choice Hotels International Inc.	969	151,154
Churchill Downs Inc.	1,016	244,754
Cracker Barrel Old Country Store Inc.	692	89,019
Jack in the Box Inc.	654	57,212
Marriott Vacations Worldwide Corp.	1,257	212,408
Papa John’s International Inc.	955	127,464
Scientific Games Corp./DE, Class A(a)	2,847	190,265
Six Flags Entertainment Corp.(a)	2,283	97,210
Texas Roadhouse Inc.	2,055	183,470
Travel + Leisure Co.	2,546	140,718
Wendy’s Co. (The)	5,208	124,211
Wingstop Inc.	880	152,064
Wyndham Hotels & Resorts Inc.	2,750	246,538
		2,175,166
Household Durables — 1.9%
Helen of Troy Ltd.(a)	712	174,063
KB Home	2,529	113,122
Taylor Morrison Home Corp.(a)	3,626	126,765
Tempur Sealy International Inc.	5,680	267,130
Toll Brothers Inc.	3,375	244,316
TopBuild Corp.(a)	972	268,185
TRI Pointe Homes Inc.(a)	3,267	91,117
		1,284,698
Household Products — 0.1%
Energizer Holdings Inc.	1,897	76,070

Insurance — 4.0%
Alleghany Corp.(a)	405	270,374
American Financial Group Inc./OH	1,952	268,049
Brighthouse Financial Inc.(a)	2,355	121,989
CNO Financial Group Inc.	3,638	86,730
First American Financial Corp.	3,239	253,387
Hanover Insurance Group Inc. (The)	1,050	137,613
Kemper Corp.	1,765	103,764
Security	Shares	Value

Insurance (continued)
Kinsale Capital Group Inc.	633	$150,584
Mercury General Corp.	801	42,501
Old Republic International Corp.	8,425	207,086
Primerica Inc.	1,165	178,560
Reinsurance Group of America Inc.	1,995	218,433
RenaissanceRe Holdings Ltd.	1,358	229,950
RLI Corp.	1,175	131,717
Selective Insurance Group Inc.	1,774	145,362
Unum Group.	6,032	148,206
		2,694,305
Interactive Media & Services — 0.5%
TripAdvisor Inc.(a)(b)	2,973	81,044
Yelp Inc.(a)	2,025	73,386
Ziff Davis Inc.(a)	1,423	157,754
		312,184
IT Services — 1.8%
Alliance Data Systems Corp.	1,468	97,725
Concentrix Corp.	1,266	226,133
Genpact Ltd.	5,105	270,973
Kyndryl Holdings Inc.(a)(b)	5,285	95,658
LiveRamp Holdings Inc.(a)	2,009	96,332
Maximus Inc.	1,814	144,521
Sabre Corp.(a)	9,543	81,974
WEX Inc.(a)	1,322	185,596
		1,198,912
Leisure Products — 1.4%
Brunswick Corp./DE.	2,275	229,161
Callaway Golf Co.(a)	3,445	94,531
Mattel Inc.(a)	10,336	222,844
Polaris Inc.	1,683	184,979
YETI Holdings Inc.(a)	2,586	214,198
		945,713
Life Sciences Tools & Services — 1.3%
Medpace Holdings Inc.(a)	848	184,559
Repligen Corp.(a)	1,517	401,762
Syneos Health Inc., Class A(a)	3,059	314,098
		900,419
Machinery — 5.4%
AGCO Corp.	1,811	210,112
Colfax Corp.(a)	3,974	182,685
Crane Co.	1,473	149,848
Donaldson Co. Inc.	3,646	216,062
Flowserve Corp.	3,933	120,350
Graco Inc.	5,015	404,309
ITT Inc.	2,525	258,030
Kennametal Inc.	2,468	88,626
Lincoln Electric Holdings Inc.	1,742	242,957
Middleby Corp. (The)(a)	1,641	322,883
Nordson Corp.	1,595	407,156
Oshkosh Corp.	2,025	228,238
Terex Corp.	2,060	90,537
Timken Co. (The)	2,037	141,144
Toro Co. (The)	3,141	313,817
Trinity Industries Inc.	2,413	72,873
Woodward Inc.	1,860	203,595
		3,653,222
Marine — 0.2%
Kirby Corp.(a)	1,774	105,411

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.0%
Cable One Inc.	147	$259,227
John Wiley & Sons Inc., Class A	1,314	75,253
New York Times Co. (The), Class A	4,930	238,119
TEGNA Inc.	6,529	121,178
		693,777
Metals & Mining — 2.3%
Cleveland-Cliffs Inc.(a)	13,428	292,327
Commercial Metals Co.	3,639	132,059
Compass Minerals International Inc.	1,025	52,357
Reliance Steel & Aluminum Co.	1,849	299,945
Royal Gold Inc.	1,936	203,687
Steel Dynamics Inc.	5,563	345,295
United States Steel Corp.	7,973	189,837
Worthington Industries Inc.	954	52,146
		1,567,653
Multi-Utilities — 0.3%
MDU Resources Group Inc.	5,999	185,009

Multiline Retail — 0.6%
Kohl’s Corp.	4,442	219,390
Nordstrom Inc.(a)	3,354	75,868
Ollie’s Bargain Outlet Holdings Inc.(a)	1,786	91,425
		386,683
Oil, Gas & Consumable Fuels — 1.1%
DTE Midstream LLC(a)	2,855	136,983
Equitrans Midstream Corp.	12,277	126,944
HollyFrontier Corp.	4,411	144,593
Targa Resources Corp.	6,756	352,933
		761,453
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	2,596	203,397

Personal Products — 0.3%
Coty Inc., Class A(a)	9,901	103,960
Nu Skin Enterprises Inc., Class A	1,470	74,603
		178,563
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)	1,814	231,104
Perrigo Co. PLC	3,947	153,538
		384,642
Professional Services — 1.4%
ASGN Inc.(a)	1,537	189,665
FTI Consulting Inc.(a)	1,012	155,261
Insperity Inc.	1,056	124,724
KBR Inc.	4,139	197,099
ManpowerGroup Inc.	1,601	155,825
Science Applications International Corp.	1,699	142,020
		964,594
Real Estate Management & Development — 0.6%
Jones Lang LaSalle Inc.(a)	1,490	401,317

Road & Rail — 2.1%
Avis Budget Group Inc.(a)	1,183	245,319
Knight-Swift Transportation Holdings Inc.	4,897	298,423
Landstar System Inc.	1,124	201,219
Ryder System Inc.	1,584	130,569
Saia Inc.(a)	777	261,872
Werner Enterprises Inc.	1,796	85,597
Security	Shares	Value

Road & Rail (continued)
XPO Logistics Inc.(a)	2,911	$225,399
		1,448,398
Semiconductors & Semiconductor Equipment — 4.2%
Amkor Technology Inc.	3,025	74,990
Brooks Automation Inc	2,194	226,223
Cirrus Logic Inc.(a)	1,686	155,146
CMC Materials Inc.	839	160,828
First Solar Inc.(a)	2,917	254,246
Lattice Semiconductor Corp.(a)	4,040	311,322
MKS Instruments Inc.	1,637	285,116
Semtech Corp.(a)	1,900	168,967
Silicon Laboratories Inc.(a)	1,186	244,814
SunPower Corp.(a)	2,450	51,132
Synaptics Inc.(a)	1,159	335,542
Universal Display Corp.	1,280	211,238
Wolfspeed Inc.(a)	3,420	382,254
		2,861,818
Software — 3.9%
ACI Worldwide Inc.(a)	3,547	123,081
Aspen Technology Inc.(a)	1,974	300,443
Blackbaud Inc.(a)	1,223	96,592
CDK Global Inc.	3,492	145,756
Cerence Inc.(a)	1,147	87,906
CommVault Systems Inc.(a)	1,379	95,041
Digital Turbine Inc.(a)	2,594	158,208
Envestnet Inc.(a)	647	51,333
Fair Isaac Corp.(a)	807	349,972
Manhattan Associates Inc.(a)	1,867	290,300
Mimecast Ltd.(a)	1,822	144,976
NCR Corp.(a).	3,894	156,539
Paylocity Holding Corp.(a)	1,169	276,071
Qualys Inc.(a)	985	135,162
SailPoint Technologies Holdings Inc.(a)	2,796	135,159
Teradata Corp.(a)	3,201	135,946
		2,682,485
Specialty Retail — 3.3%
American Eagle Outfitters Inc.	4,608	116,675
AutoNation Inc.(a)	1,180	137,883
Five Below Inc.(a)	1,653	341,989
Foot Locker Inc.	2,721	118,717
GameStop Corp., Class A(a)	1,827	271,109
Lithia Motors Inc.	894	265,473
Murphy USA Inc.	696	138,671
RH(a)	512	274,401
Urban Outfitters Inc.(a)	1,990	58,426
Victoria’s Secret & Co.(a)	2,138	118,745
Williams-Sonoma Inc.	2,194	371,071
		2,213,160
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	4,145	93,843

Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.(a)	4,439	288,136
Carter’s Inc.	1,247	126,221
Columbia Sportswear Co.	1,020	99,389
Crocs Inc.(a)	1,737	222,718
Deckers Outdoor Corp.(a)	810	296,711
Skechers U.S.A. Inc., Class A(a)	3,981	172,775
		1,205,950

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	3,258	$148,337
MGIC Investment Corp.	9,606	138,519
New York Community Bancorp. Inc.	13,720	167,521
Washington Federal Inc.	1,922	64,156
		518,533
Trading Companies & Distributors — 1.0%
GATX Corp.	1,075	112,004
MSC Industrial Direct Co. Inc., Class A	1,381	116,087
Univar Solutions Inc.(a)	5,044	142,998
Watsco Inc.	975	305,058
		676,147
Water Utilities — 0.5%
Essential Utilities Inc.	6,786	364,340

Total Common Stocks — 99.8%
(Cost: $64,788,270)		67,776,597

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	778,803	779,037
Security	Shares	Value

Money Market Funds (continued)

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	70,000	$70,000
		849,037
Total Short-Term Investments — 1.2%
(Cost: $849,043)		849,037

Total Investments in Securities — 101.0%
(Cost: $65,637,313)		68,625,634

Other Assets, Less Liabilities — (1.0)%		(696,801)

Net Assets — 100.0%		$67,928,833

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$265,494	$513,692	(a)	$—	$(143)	$(6)	$779,037	778,803	$369	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	50,000	(a)	—	—	—	70,000	70,000	2		—
					$(143)	$(6)	$849,037		$371		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$67,776,597	$—	$—	$67,776,597
Money Market Funds	849,037	—	—	849,037
	$68,625,634	$—	$—	$68,625,634

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust